13. TERM FACILITY	12 Months Ended
Dec. 31, 2019
Term Facility
Note 13 - TERM FACILITY

In July 2015, the Company entered into a ten million dollar term facility with Samsung C&T U.K. Limited (“Samsung”). Interest is charged on the facility at a rate of US dollar LIBOR (3 month) plus 4.75%, and the facility was to be repaid in 15 consecutive equal monthly instalments starting in June 2016. Pursuant to the agreement, in August 2015, Avino commenced selling concentrates produced during ramp advancement and ongoing evaluation and extraction at the Avino Mine on an exclusive basis to Samsung. Samsung pays for the concentrates at the prevailing metal prices for their silver, copper, and gold content at or about the time of delivery, less interest, treatment, refining, shipping, and insurance charges.

During the year ended December 31, 2018, the Company and Samsung amended the existing term facility by extending the repayment period. Under the new amendment, Samsung granted the Company a 12 month deferral period from October 2018, through and including September 2019, during which there will be no principal repayments. The Company will repay the remaining balance in 23 equal monthly instalments of $278 commencing in October 2019 and ending August 2021. Interest on the amended facility is now charged at a rate of US dollar LIBOR (3 month) plus 6.75% during the 12 month deferral period, reverting to US dollar LIBOR (3 month) plus 4.75% for the remainder of the repayment period ending August 2021. Other material terms of the facility remain unchanged. The Company is committed to selling Avino Mine concentrate on an exclusive basis to Samsung until December 31, 2024.

The facility is secured by the concentrates produced under the agreement and by 33% of the common shares of the Company’s wholly-owned subsidiary Compañía Minera Mexicana de Avino, S.A. de C.V.. The facility with Samsung relates to the sale of concentrates produced from the Avino Mine only and does not include concentrates produced from the San Gonzalo Mine.

The continuity of the term facility with Samsung is as follows:

	December 31,	December 31,
	2019	2018
Balance, beginning	$6,901	$8,667
Repayments	(833)	(2,000)
Unwinding of fair value adjustment	(170)	-
Fair value adjustment for modification	-	234
Balance, ending	5,897	6,901
Less: Current portion	(3,384)	(1,017)
Non-current portion	$2,513	$5,884